Stock-Based Compensation (Summary of Non-Vested Restricted Stock Activity) (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding - January 1, 2012	201,900
Granted	128,150
Forfeited	(800)
Earned and issued	(34,000)
Outstanding - December 31, 2012	295,250
Weighted-average grant date fair value	$ 26.05